Schedule of Warrant Liability Measured at Fair Value on Recurring Basis (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Balance as of December 31, 2023		$ 1,076,766	$ 1,076,766	$ 952,648
Change in fair value		(172,000)	(1,076,766)	124,118
Balance as of March 31, 2024		$ 905,000		$ 1,076,766